Derivative financial instruments - Net investment hedge (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) EUR (€) £ / € £ / ¥ £ / $	Dec. 31, 2024 USD ($) £ / $ £ / € £ / ¥ EUR (€)	Dec. 31, 2023 £ / $
Derivative financial instruments
Weighted average hedged foreign exchange rate | £ / $		1.2773	1.2441
Net investment hedge
Derivative financial instruments
Hedge ratio	1
Ineffectiveness	$ 0	$ 0
Net investment hedge | Cross-currency swaps | US dollar
Derivative financial instruments
Carrying amount	$ 133	$ 6
Notional amount	(1,627)	(1,627)
Hedge ratio	1	1
Change in fair value of outstanding instrument	$ 127	$ (6)
Change in fair value of hedged item	$ 127	$ (6)
Weighted average hedged foreign exchange rate | £ / $	1.266	1.241
Net investment hedge | Cross-currency swaps | JPY
Derivative financial instruments
Carrying amount	$ 1
Notional amount	(13)	(13)
Hedge ratio	1	1
Change in fair value of outstanding instrument	$ 1	$ (1)
Change in fair value of hedged item	$ 1	$ (1)
Weighted average hedged foreign exchange rate | £ / ¥	197.62	169.747
Net investment hedge | Bonds | Euro
Derivative financial instruments
Carrying amount	$ (518)	$ (327)
Notional amount	(434)	(315)
Hedge ratio	1	1
Change in fair value of outstanding instrument	$ (22)	$ 20
Change in fair value of hedged item	$ (22)	$ 20
Weighted average hedged foreign exchange rate | £ / €	1.162	1.162
Net investment hedge | Term loan | US dollar
Derivative financial instruments
Carrying amount		$ (547)
Notional amount	0	(547)
Hedge ratio		1
Change in fair value of outstanding instrument		$ 8
Change in fair value of hedged item		$ 8
Weighted average hedged foreign exchange rate | £ / $		1.11